SCHEDULE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Lease liabilities - current	$ 228	$ 346
Lease liabilities – non-current	629	808
Total	$ 857	$ 1,154